Cover	Sep. 12, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) is being filed by Mach Natural Resources LP, a Delaware limited partnership (the “Company”), to amend and supplement its Current Report on Form 8-K filed with the Securities and Exchange Commission (the “SEC”) on September 17, 2025 (the “Original Report”). As previously disclosed in the Original Report, on September 16, 2025, the Company completed the acquisition of certain rights, title and interests in oil and gas properties, rights and related assets located in certain designated lands in the Permian Basin from Sabinal Energy Operating, LLC (“Sabinal Energy Operating”), Sabinal Resources, LLC and Sabinal CBP, LLC. Further, as previously disclosed in the Original Report, on September 16, 2025, the Company completed the acquisition of 100% of the membership interests in SIMCOE LLC (“SIMCOE”) and Simlog LLC (“Simlog”) from VEPU Inc. and Simlog Inc. Simlog owns 100% of the issued and outstanding equity interests of SJ INVESTMENT OPPS LLC (“SJ INVESTMENT”), and SJ INVESTMENT represents substantially all of Simlog. The Company is filing this Amendment solely to (i) revise Item 2.01 to correct the purchase price for the IKAV Assets (as defined in the Original Report) and (ii) supplement Item 9.01 of the Original Report to file (a) the audited consolidated financial statements of Sabinal Energy Operating as of December 31, 2024 and 2023, and for the years ended December 31, 2024 and 2023, (b) the unaudited consolidated financial statements of Sabinal Energy Operating as of June 30, 2025 and for the six months ended June 30, 2025 and 2024, (c) the audited financial statements of SJ INVESTMENT as of December 31, 2024 and 2023, and for the year ended December 31, 2024 and for the period from June 27, 2023 (inception) to December 31, 2023, (d) the unaudited financial statements of SJ INVESTMENT as of June 30, 2025 and for the six months ended June 30, 2025 and 2024, (e) the audited financial statements of SIMCOE as of December 31, 2024 and 2023, and for the years ended December 31, 2024 and 2023, (f) the unaudited financial statements of SIMCOE as of June 30, 2025 and for the six months ended June 30, 2025 and 2024 and (g) the unaudited pro forma condensed combined financial information of the Company as of June 30, 2025, and for the six months ended June 30, 2025 and the year ended December 31, 2024. Except for the foregoing, this Amendment does not modify or update any other disclosure contained in the Original Report.
Document Period End Date	Sep. 12, 2025
Entity File Number	001-41849
Entity Registrant Name	Mach Natural Resources LP
Entity Central Index Key	0001980088
Entity Tax Identification Number	93-1757616
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	14201 Wireless Way
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Oklahoma City
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	73134
City Area Code	405
Local Phone Number	252-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common units representing limited partner interests
Trading Symbol	MNR
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false